UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        August 10, 2007
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:  $ 363,297 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


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


COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


ARVINMERITOR INC	     CV 4.625% 3/26	043353AF8 11998   9500000   PRN		      SOLE		  9500000     0	     0
AUTOZONE INC		     COM		053332102 6845    50100	    SH		      SOLE		  50100	      0	     0
AUTOZONE INC		     COM 		053332102 30	  50000	    SH	     PUT      SOLE		  0	      0	 50000
CHARTER COMM INC	     COM		16117M107 48      11810	    SH		      SOLE		  11810	      0	     0
CHARTER COMM INC             CV 5.875% 11/09	16117MAE7 5391	  3000000   PRN	 	      SOLE		  30000000    0      0
CHESAPEAKE CORP		     CV 2.5% 05/37	165167BZ9 25474   25000000  PRN		      SOLE		  25000000    0	     0
CHESAPEAKE CORP		     CV 2.75% 11/35	165167BW6 37429   34500000  PRN		      SOLE		  34500000    0	     0
CMS ENERGY CORP		     CV 2.875% 12/24    125896AW0 16414   12500000  PRN               SOLE                12500000    0      0
EASTMAN KODAK CO	     CV 3.375% 10/33	277461BE8 5284    5000000   PRN               SOLE                5000000     0      0
ERP OPER LTD		     CV 3.85% 11/26	26884AAV5 14947   15000000  PRN		      SOLE		  15000000    0      0
FORD MOTOR CO		     CV 4.25% 12/36     345370CF5 102160  81500000  PRN               SOLE		  81500000    0      0
GENERAL MOTORS CORP	     CV PFD 6.25%       370442717 7462    300000    SH 		      SOLE		  300000      0      0
GOODYEAR TIRE & RUBBER CO    COM 		382550101 8	  150000    SH	     PUT      SOLE		  0           0 150000
GOODYEAR TIRE & RUBBER CO    CV 4% 6/34  	382550AR2 35035	  12000000  PRN		      SOLE		  12000000    0      0
LEAR CORP		     COM		521865105 1959    55000     SH		      SOLE                55000       0      0
LEAR CORP		     COM                521865105 825     150000    SH       PUT      SOLE                0	      0 150000
LEXMARK INTL INC - A	     COM		529771107 1287	  26101	    SH	     	      SOLE		  26101       0      0
LEXMARK INTL INC - A	     COM 		529771107 112     26000     SH       PUT      SOLE	          0           0  26000
MIRANT CORP NEW 	     WARRANT EXP 1/11   60467R126 1096    45100     SH                SOLE                45100       0      0
MIRANT CORP NEW		     WARRANT EXP 1/11   60467R118 21408   919600    SH                SOLE                919600      0      0
NABORS INDS INC		     CV .94% 5/11       629568AP1 9759    10000000  PRN		      SOLE 		  10000000    0      0
OMNICOM GROUP INC      	     CV 0% 2/31	  	681919AK2 10404   10000000  PRN  	      SOLE		  10000000    0      0
STARWOOD HOTELS & RESORTS    COM		85590A401 7042	  105000    SH		      SOLE                105000      0      0
STARWOOD HOTELS & RESORTS    COM		85590A401 1390	  100000    SH	     PUT      SOLE                0           0 100000
SYMANTEC CORP   	     CV 1% 6/13         871503AF5 12946   11000000  PRN               SOLE                11000000    0      0
TIME WARNER INC              CV 2.375% 4/26     887319AC5 12623	  10000000  PRN 	      SOLE                10000000    0	     0
vISTEON CORP		     COM		92839U107 1116	  950000    SH	     PUT      SOLE                0	      0 950000
WCI INC                      CV 4% 8/23         92923CAK0 12805   13000000  PRN 	      SOLE                13000000    0      0
